Contingent Consideration Liabilities - Additional Information (Detail) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of fair value of contingent consideration [line items]
Contingent consideration payable	£ 1,289		£ 958
Milestone Payment	£ 0		£ (36)	£ 0
Novartis Vaccines [member] | Commercialised Products [Member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	7.50%		7.50%
Novartis Vaccines [member] | Pipeline Assets [Member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.50%		8.50%
Shionogi-ViiV Healthcare JV [member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.00%		8.00%
Affinivax [Member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	9.90%
Milestone Payment	£ 500	$ 0.6